Trade Accounts Receivable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	R$ 4,078,882	R$ 3,866,429
Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	360,928	337,499
Residential Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	106,440	123,889
Industrial Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	77,038	87,323
Commercial Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	181,104	141,068
Rural Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	10,058	10,493
Public Entities Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	5,011	13,142
Public Lighting Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	454	6,108
Public Service Accounts Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	2,074	1,685
Adjustment to present value Account Receivable [Member] | Debt installments [Member]
Disclosure of Trade Accounts Receivable [Line Items]
Trade receivables	R$ (21,251)	R$ (46,209)